Insurance Liabilities - Summary of separate accounts (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Individual Retirement
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total	$ 44,208	$ 56,739
Individual Retirement | Equity funds
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total	22,473	28,524
Individual Retirement | Bond funds
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total	3,722	4,651
Individual Retirement | Balanced funds
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total	17,311	23,018
Individual Retirement | Money market funds
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total	702	546
Group Retirement
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total	34,091	44,834
Group Retirement | Equity funds
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total	24,491	33,718
Group Retirement | Bond funds
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total	3,966	4,364
Group Retirement | Balanced funds
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total	5,082	6,293
Group Retirement | Money market funds
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total	$ 552	$ 459